Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2019
Construction in progress [abstract]
Construction in progress

	As at 31 December
	2018 RMB’000	2019 RMB’000
As at 1 January	1,001,118	1,559,401
Additions	927,218	1,380,254
Transferred to property plant and equipment (Note 17)	(344,935)	(1,123,620)
Impairment loss	(24,000)	(486)

As at 31 December	1,559,401	1,815,549